Statutory Reserves and Restricted Net Assets - Balance Sheet Parenthetical (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2022	Oct. 31, 2022	Mar. 17, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 28, 2014
Balance sheet
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005				$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	0	0				1,000,000,000			1,000,000,000
Ordinary shares, shares issued	0	0					221,980,000	221,980,000
Ordinary shares, shares outstanding	0	0					221,980,000	221,980,000
Treasury stock, par value	$ 0.00005	$ 0.00005
Treasury stock (in shares)	8,785,711	16,795,331
Class A ordinary shares
Balance sheet
Ordinary shares, par value	$ 0.00005	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	800,000,000	800,000,000		800,000,000	600,000,000
Ordinary shares, shares issued	504,387,299	504,387,299
Ordinary shares, shares outstanding	495,601,588	487,591,968
Class B ordinary shares
Balance sheet
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	70,205,300	70,205,300
Ordinary shares, shares outstanding	70,205,300	70,205,300
Reportable Legal Entities | Parent Company
Balance sheet
Treasury stock, par value	$ 0.00005	$ 0.00005
Treasury stock (in shares)	8,785,711	16,795,331
Reportable Legal Entities | Ordinary shares | Parent Company
Balance sheet
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	0	0
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Reportable Legal Entities | Class A ordinary shares | Parent Company
Balance sheet
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	504,387,299	504,387,299
Ordinary shares, shares outstanding	495,601,588	487,591,968
Reportable Legal Entities | Class B ordinary shares | Parent Company
Balance sheet
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	70,205,300	70,205,300
Ordinary shares, shares outstanding	70,205,300	70,205,300